Long-Term Debt	6 Months Ended
Jun. 30, 2015
Long-Term Debt [Abstract]
Long-Term Debt

5.Long-Term Debt

Facility	June 30, 2015	December 31, 2014
(a) Credit Facilities	694,086	732,130
(b) Term Bank Loans	710,339	686,206

Total	1,404,425	1,418,336
Less - current portion	(300,564)	(228,492)

Long-term portion	1,103,861	1,189,844

(a)Credit facilities

As at June 30, 2015, the Company had six open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between December 2015 and April 2019. At June 30, 2015 there is no available unused amount.

Interest is payable at a rate based on the London interbank offered rate (“LIBOR”) plus a spread. At June 30, 2015, the interest rates on these facilities ranged from 0.96% to 5.19%.

(b)Term bank loans

Term loan balances outstanding at June 30, 2015 amounted to $710,339. These bank loans are payable in U.S. Dollars in quarterly or semi-annual installments, with balloon payments due at maturity between October 2016 and February 2025. Interest rates on the outstanding loans as at June 30, 2015, are based on LIBOR plus a spread.

On April 22, 2015, the Company signed a new five-year term bank loan for $35,190 relating to the pre and post delivery financing of the first LR1 tanker under construction. The first drawdown of $7,038 was made on April 23, 2015 for the payment of the second installment to the ship building yard. The loan is repayable in ten consecutive semi-annual installments of $977.5, commencing six months after the delivery of the vessel, plus a balloon of $25,415 payable together with the last installment.

On April 22, 2015, the Company signed a new seven-year term bank loan for $35,190 relating to the pre and post delivery financing of the second LR1 tanker under construction. The first drawdown of $7,038 was made on April 22, 2015 for the payment of the second installment to the ship building yard. The loan is repayable in fourteen consecutive semi-annual installments equal to 1/32nd of the amount drawn under the loan, commencing six months after the delivery of the vessel, plus a balloon sufficient to repay the loan in full.

On May 25, 2015, the Company signed a new eight-year term bank loan for $73,500 relating to the pre and post delivery financing of one shuttle tanker under construction. The first drawdown of $9,800 was made on May 26, 2015 for the payment of the second installment to the ship building yard. The loan is repayable in sixteen consecutive semi-annual installments of $2,300, commencing six months after the delivery of the vessel, plus a balloon of $36,700 payable together with the last installment.

At June 30, 2015, interest rates on these term bank loans ranged from 1.77% to 4.03%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2015	2.26%
Three months ended June 30, 2014	2.43%

Six months ended June 30, 2015	2.24%
Six months ended June 30, 2014	2.44%

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $100,020 at June 30, 2015 and $79,563 at December 31, 2014, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,250 and two other loan agreements a monthly pro rata transfer to a retention account of any principal due but unpaid.

As at June 30, 2015 and December 31, 2014, the Company and its wholly and majority owned subsidiaries were compliant with the financial covenants in its loan agreements, including the leverage ratio and the value-to-loan requirements and all other terms and covenants, except in the case of the value-to-loan requirements in one of its loan agreements with an outstanding balance of $30,400 as of June 30, 2015 ($31,700 as of December 31, 2014). The value-to-loan ratio will be satisfied with the repayment of the next two scheduled semi-annual installments, amounting to $1,300 each, on August 4, 2015 and February 4, 2016 respectively and therefore, no additional amount has been reclassified in the current liabilities at June 30, 2015.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of June 30, 2015, the Company’s working capital (non-restricted net current assets), amounted to $25,901 ($49,817 deficit at December 31, 2014). The Company’s working capital has returned to a working surplus despite the two loan facilities which are reaching their maturity in December 2015 and June 2016 amounting $119,075 in total, and the loan balance of $52,195 relating to the pre-delivery financing of the LNG carrier Maria Energy, which is falling due in the first quarter of 2016, and the repayment of $23,194 on sale of Delphi and Triathlon which are held for sale at June 30, 2015 (Note 12 (d)). However, on April 22, 2015 the Company raised $81,798 in a public offering of its 8.75% Series D Cumulative Perpetual Preferred Shares, net of underwriter’s commission and other expenses. Net cash flow generated from operations is the Company’s main source of liquidity whereas other management alternatives to ensure service of the Company’s commitments include, but are not limited to, the issuance of additional equity and utilization of suitable opportunities for asset sales, etc. Management believes, such alternatives along with current available cash holdings and cash expected to be generated from the operation of vessels, will be sufficient to meet the Company’s liquidity and working capital needs for a reasonable period of time.

The annual principal payments required to be made after June 30, 2015, are as follows:

Period/Year	Amount

July to December 2015	181,436
2016	265,237
2017	189,771
2018	307,477
2019	161,223
2020 and thereafter	299,281

1,404,425